Income Taxes (Schedule of Effective Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes:	$ (40,453)	$ 10,381	$ (48,889)	$ 32,093	$ 30,318
Income tax benefit (provisions) at federal statutory rate (34%)			16,622	(10,912)	(10,308)
Income from entity not subject to tax			8,561	10,912	10,308
State tax, net of federal tax benefit			3,450
Change in Warrant liability			(31,734)
Minimum state fees before business combination			(534)	(733)	(609)
Section 743 Step up			5,900
Stock based compensation			(182)
Other			(81)
Benefit (provision) for income taxes			$ 2,002	$ (733)	$ (609)
Income tax rate			34.00%